SUBSEQUENT EVENTS - ANEEL Authorization Resolution 6,883 (Details) - Resolution 6883 Of ANEEL	Feb. 27, 2018
SUBSEQUENT EVENTS
Period to send document proving formalization of transactions	30 days
Period to send corporate diagram of economic group.	30 days
Period to approve addendum to concession agreement	60 days